Property and Equipment (Details) - Schedule of changes in property and equipment - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Gross Balance [Member]
Property and Equipment (Details) - Schedule of changes in property and equipment [Line Items]
Beginning Balance		$ 611,618	$ 583,473
Accumulated Depreciation
Additions		18,706	34,193
Write-downs and sales of the year		(7,750)	(5,992)
Transfers
Impairment	[1]	(10)	(56)
Total		622,564	611,618
Accumulated Depreciation [Member]
Property and Equipment (Details) - Schedule of changes in property and equipment [Line Items]
Beginning Balance		(389,298)	(365,545)
Accumulated Depreciation
Reclassification			16
Depreciation of the year	[2],[3]	(30,579)	(29,411)
Ending Balance		210,124	222,320
Accumulated Depreciation
Write-downs and sales of the year		7,436	5,629
Transfers
Impairment	[1]	1	13
Total		(412,440)	(389,298)
Land and Buildings [member] | Gross Balance [Member]
Property and Equipment (Details) - Schedule of changes in property and equipment [Line Items]
Beginning Balance		311,279	304,951
Accumulated Depreciation
Additions		6,041	9,477
Write-downs and sales of the year		(352)	(3,132)
Transfers
Impairment	[1]		(17)
Total		316,968	311,279
Land and Buildings [member] | Accumulated Depreciation [Member]
Property and Equipment (Details) - Schedule of changes in property and equipment [Line Items]
Beginning Balance		(148,645)	(142,543)
Accumulated Depreciation
Reclassification
Depreciation of the year	[2],[3]	(9,228)	(8,895)
Ending Balance		159,158	162,634
Accumulated Depreciation
Write-downs and sales of the year		63	2,793
Transfers
Impairment	[1]
Total		(157,810)	(148,645)
Equipment [member] | Gross Balance [Member]
Property and Equipment (Details) - Schedule of changes in property and equipment [Line Items]
Beginning Balance		243,757	222,624
Accumulated Depreciation
Additions		9,823	22,367
Write-downs and sales of the year		(6,900)	(1,232)
Transfers		36
Impairment	[1]	(10)	(2)
Total		246,706	243,757
Equipment [member] | Accumulated Depreciation [Member]
Property and Equipment (Details) - Schedule of changes in property and equipment [Line Items]
Beginning Balance		(191,334)	(175,141)
Accumulated Depreciation
Reclassification
Depreciation of the year	[2],[3]	(18,650)	(17,409)
Ending Balance		43,570	52,423
Accumulated Depreciation
Write-downs and sales of the year		6,883	1,216
Transfers		(36)
Impairment	[1]	1
Total		(203,136)	(191,334)
Other [member] | Gross Balance [Member]
Property and Equipment (Details) - Schedule of changes in property and equipment [Line Items]
Beginning Balance		56,582	55,898
Accumulated Depreciation
Additions		2,842	2,349
Write-downs and sales of the year		(498)	(1,628)
Transfers		(36)
Impairment	[1]		(37)
Total		58,890	56,582
Other [member] | Accumulated Depreciation [Member]
Property and Equipment (Details) - Schedule of changes in property and equipment [Line Items]
Beginning Balance		(49,319)	(47,861)
Accumulated Depreciation
Reclassification			16
Depreciation of the year	[2],[3]	(2,701)	(3,107)
Ending Balance		7,396	7,263
Accumulated Depreciation
Write-downs and sales of the year		490	1,620
Transfers		36
Impairment	[1]		13
Total		$ (51,494)	$ (49,319)

[1]	See Note No. 38 Impairment of non-financial assets.
[2]	It does not include depreciation for the year for Investment Properties, which was recorded under the item “Other Assets” for an amount of Ch$357 million (Ch$357 million in 2021).
[3]	See Note No. 37 about Depreciation and Amortization.